EXHIBIT

[Wasatch Funds Letterhead]

Via EDGAR Correspondence

January 18, 2012

Mr. Beau Howell

Securities and Exchange Commission

Investment Company Division

100 F. Street, N.E.

Washington, DC 20549

Re:	Wasatch Funds Trust (“Registrant”)
File Nos. 033-10451, 811-04920

Dear Mr. Howell:

In connection with a response being made on behalf of Wasatch Funds Trust (“Registrant”) to comments you provided on December 29, 2011 with respect to (i) Post-Effective Amendment No. 60 to the Registrant’s registration statement on Form N-1A (“PEA 60”) on behalf of the Wasatch Frontier Emerging Small Countries Fund (“Frontier Emerging Small Countries Fund”) filed on EDGAR on November 17, 2011 and (ii) Post-Effective Amendment No. 61 to the Registrant’s registration statement on Form N-1A (“PEA 61”) on behalf of the Wasatch Core Growth Fund (“Core Growth Fund”), Wasatch Large Cap Value Fund (“Large Cap Value Fund”) and Wasatch Small Cap Value Fund (“Small Cap Value Fund”) filed on EDGAR on November 17, 2011, the Registrant hereby acknowledges that:

•	the Registrant is responsible for the adequacy and the accuracy of the disclosure in PEA 60 and PEA 61;

•

comments of the staff of the Securities and Exchange Commission (“SEC Staff”) or changes to disclosure in response to SEC Staff comments in PEA 60 and PEA 61reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to PEA 60 and PEA 61; and

•	the Registrant may not assert SEC Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws.

We trust that the foregoing is responsive to your request made on December 29, 2011. Please do not hesitate to contact the undersigned at (801) 415-5519 if you have any questions concerning the foregoing.

Sincerely,

/s/ Russell L. Biles

Russell L. Biles
Secretary of the Trust

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